Note 9 - Commitments and Contingencies - Schedule of Minimum Lease Payments 3 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
2024	$ 20	$ 67
Total future minimum payments	$ 87	$ 67